Shareholders’ equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of issuance of shares upon conversion of notes and settlement of debts

The following tables summarize the issuance of shares upon conversion of notes and settlement of debts discussed above:

	Executive Settlement Agreement	8iEPL Settlement Agreement	Total
Restricted Ordinary shares issued for settlements	14,769	35,000	49,769
Share price as of settlement date	$25.50	38.20
Fair value of settlement shares	$376,587	1,337,000	$1,713,587
Debt settled on May 16, 2023	$(376,587)	(889,000)	$(1,265,587)
Loss on Debt Settlements	$-	448,000	$448,000

Schedule of warrant activities

The summary of warrants activity is as follows:

	Warrants Outstanding	Ordinary Shares Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life
December 31, 2024	8,917,250	222,931	$230.00	2.88
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
December 31, 2025	8,917,250	222,931	$230.00	1.88
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
June 30, 2026 (unaudited)	8,917,250	222,931	$230.00	1.38